GENX MOBILE INC Schedule of Cash and Contingent Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 0	$ 9,471	$ 0
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 7,752
Business Combination, Contingent Consideration, Liability	1,375
Business Combination, Consideration Transferred	$ 9,127